FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21137

Nuveen Quality Preferred Income Fund 2

(Exact name of registrant as specified in charter)

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip Code)

Gifford R. Zimmerman – Chief Administrative Officer

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year-end: July 31

Date of reporting period: June 30, 2015

Item 1. Proxy Voting Record

Nuveen Quality Preferred Income Fund 2

Company Name	Ticker	Security ID	Meeting Type	Meeting Date	Proponent	Proposal	Management Recommendation	Vote Instruction
BlackRock Credit Allocation Income Trust	BTZ	092508100	Annual	30-Jul-14	Management	Elect Director Paul L. Audet	For	For
BlackRock Credit Allocation Income Trust	BTZ	092508100	Annual	30-Jul-14	Management	Elect Director Michael J. Castellano	For	For
BlackRock Credit Allocation Income Trust	BTZ	092508100	Annual	30-Jul-14	Management	Elect Director R. Glenn Hubbard	For	For
BlackRock Credit Allocation Income Trust	BTZ	092508100	Annual	30-Jul-14	Management	Elect Director W. Carl Kester	For	For
John Hancock Preferred Income Fund III	HPS	41021P103	Annual	26-Jan-15	Management	Elect Director Charles L. Bardelis	For	For
John Hancock Preferred Income Fund III	HPS	41021P103	Annual	26-Jan-15	Management	Elect Director Peter S. Burgess	For	For
John Hancock Preferred Income Fund III	HPS	41021P103	Annual	26-Jan-15	Management	Elect Director Theron S. Hoffman	For	For
John Hancock Preferred Income Fund III	HPS	41021P103	Annual	26-Jan-15	Management	Elect Director Warren A. Thomson	For	For

SIGNATURES:

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nuveen Quality Preferred Income Fund 2

By	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman – Chief Administrative Officer

Date

August 13, 2015